Property and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 8 — Property and Equipment, Net

The components of property and equipment, net are:

	As of September 30,
	2025	2024
Computers, related equipment and software	$1,379,501	$1,317,993
Building, building improvements and land	414,062	413,735
Leasehold improvements	189,236	214,319
Furniture, fixtures and other	60,553	63,759
Property and equipment, gross	2,043,352	2,009,806
Less accumulated depreciation	(1,274,795)	(1,254,205)
Property and equipment, net	$768,557	$755,601

Total depreciation expense for fiscal years 2025, 2024 and 2023, was $128,799, $128,800 and $128,024, respectively. Property and equipment that have been fully depreciated and are no longer in use are netted against accumulated depreciation.

As of September 30, 2025 and 2024, the costs, net of accumulated depreciation of software assets developed for internal use were $163,756 and $129,978, respectively.